FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                     Supplement Dated October 6, 2008 to the
                  Combined Statement of Additional Information
                             dated November 29, 2007

Effective immediately, the section entitled "Fifth Third Funds
Management-Disclosure of Portfolio Holdings" beginning on page 77 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

         The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information (except as otherwise permitted by applicable law and the Procedures). The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

         The Funds will make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent month's end. This information is generally posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds file a report on Form N-CSR or a report on Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, Fifth Third money market Funds' portfolio holdings may be made available to the public more frequently, when deemed by the CCO to be in the best interests of Fund shareholders, and are available by calling 1-800-282-5706. In addition, the Funds' portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Funds' reports on Form N-CSR (with respect to each annual period and semi-annual period) and reports on Form N-Q (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

         A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including the Fund adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, independent accounting firm, fund counsel, and proxy voting service provider.

         Except for entities that utilize FTAM model portfolios (e.g., overlay managers and wrap sponsors) which may or may not closely resemble Fund portfolios, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.


         The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:


Name of Vendor                                    Type of Service               Frequency                Lag Time
------------------------------------------------- ----------------------------- ------------------------ -------------
DDM Marketing & Communications                    Marketing & Communications    Weekly and               One day
                                                                                Quarterly

Standard & Poor's                                 Ratings Agency                Weekly                   One day

Moody's Investors Service                         Ratings Agency                Weekly                   One day

Fitch Ratings Ltd.                                Ratings Agency                Weekly                   One day

FactSet                                           Portfolio analytics           Daily                    N/A

Interactive Data Bond Edge                        Portfolio analytics           Daily                    N/A

Investor Tools - SMART/Perform                    Portfolio analytics           Daily                    N/A

Yield Book                                        Portfolio analytics           Daily                    N/A

Advent Axys                                       Portfolio accounting          Daily                    N/A

Able Noser                                        Trade cost analysis           Monthly                  Five days

SG Constellation                                  Distribution services         Weekly                   One day

eA Data Automation Services                       Marketing Support             Quarterly                8 days

Fifth Third Bank                                  Portfolio management and      Daily                    N/A
                                                  administrative support

Prima Capital Management, Inc.                    Overlay manager               Daily                    N/A

Merrill Lynch                                     Wrap sponsor                  Daily                    N/A

Morgan Stanley                                    Wrap sponsor                  Daily                    N/A

Fifth Third Securities                            Wrap sponsor                  Daily                    N/A

Envestnet Asset Management                        Overlay manager               Daily                    N/A

Bear Stearns                                      Wrap sponsor                  Daily                    N/A

TD Ameritrade                                     Wrap sponsor                  Daily                    N/A

Placemark Investments                             Overlay manager               Daily                    N/A
------------------------------------------------- ----------------------------- ------------------------ -------------

         Exceptions to the Procedures may only be made if approved in writing by the CCO when the Fund has legitimate business purposes for doing so, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

         The Adviser and Subadviser shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Adviser and Subadviser, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the Adviser's and Subadviser's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and /or processes are reasonably designed to comply with the Procedures.

         If the CCO determines that the Adviser's, and/or Subadviser's, policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Adviser and/or Subadviser of such deficiency and request that the Adviser and/or subadviser indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

Effective immediately, the ownership information for High Yield Bond Fund-Class A for NFS LLC FEBO Orma Vanderkooi TTEE in the section entitled "Fifth Third Funds Management-Beneficial Ownership" on page 47 of the Statement of Additional Information is hereby deleted and replaced with the following:

------------------------------------------------------------------ -------------------------------------------------
                                                                    Percent of the Class Total Assets Held by the
                           Fund/Class                                                Shareholder
------------------------------------------------------------------ -------------------------------------------------
High Yield Bond Fund - Class C                                                          55.39%
NFS LLC FEBO
Orma G. Vanderkooi TTEE
Orma G. Vanderkooi Family LIV TR
500 Michigan Ave
Holland, MI 49423-4740
------------------------------------------------------------------ -------------------------------------------------

As of June 2, 2008, the section entitled "Portfolio Manager Information" beginning on page 84 of the Statement of Additional Information was amended to remove all references to Mr. Natcher since he no longer serves as a portfolio manager of the Fifth International Equity Fund.

Effective as of January 1, 2008, all references to ALPS Distributors, Inc. arehereby changed to FTAM Funds
Distributor, Inc.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAI1008